Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements

Note 2 – Recent Accounting Pronouncements

There were no accounting pronouncements issued during the year ended December 31, 2012 but not yet adopted that are expected to impact Northern Trust’s consolidated financial position or results of operations.